RELATED PARTIES (Schedule of Transaction with Related Parties) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of transactions between related parties [line items]
Sales of goods to the Parent Company | ₪			₪ 93	₪ 208
Participation in expenses with Parent Company | ₪			95	296
Salary management fees, and bonus to related parties | ₪		4,352	2,281	2,190
Salary and bonus to key management personal | ₪		2,643	2,734	3,091
Car expenses | ₪		₪ 433	₪ 498	₪ 383
US Dollars [Member]
Disclosure of transactions between related parties [line items]
Sales of goods to the Parent Company | $
Participation in expenses with Parent Company | $	32
Salary management fees, and bonus to related parties | $	1,161
Salary and bonus to key management personal | $	705
Car expenses | $	$ 116